EMPLOYEE BENEFIT PLANS - Additional information (Details) - CNY (¥) ¥ in Millions	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
EMPLOYEE BENEFIT PLANS
Total contribution for employee benefits	¥ 479	¥ 388
Contributions recognized as expense	¥ 52	¥ 37